ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Financial assets at amortised cost, category [member] | Loan portfolio and investments in debt securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	186,147,734	188,850,409
Financial assets at fair value	200,356,532	189,864,007
Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	9,979,679	9,734,562
Financial assets at fair value	9,981,183	9,744,533
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Financial assets at fair value	190,375,349	180,119,474
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 40,438,606	$ 35,995,562